Other investments - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of financial assets [line items]
Loan provided by subsidiary	$ 94	$ 71	[1]	$ 45	[1]
Customers and third parties
Disclosure of financial assets [line items]
Allowances of loans made to customers and other third parties	138	152		156
Customers and third parties | Loans
Disclosure of financial assets [line items]
Loan provided by subsidiary	6	7		7
Associates | Loans
Disclosure of financial assets [line items]
Loan provided by subsidiary	$ 57	$ 36		$ 14

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.